Other Long-Term Liabilities - Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Other long-term liabilities	$ 107.1	$ 19.4
Other long-term liabilities, gross	514.5	201.0
Less: Current portion included in accounts payable and accrued expenses	351.9	128.3
Total other long-term liabilities	162.6	72.7
Contingent consideration liabilities [Member]
Other Long Term Liabilities [Line Items]
Other long-term liabilities, gross	363.1	181.6
Long term pension liability [Member]
Other Long Term Liabilities [Line Items]
Other long-term liabilities, gross	$ 44.3